Significant Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Significant Subsequent Events
10.	SIGNIFICANT SUBSEQUENT EVENTS

(1)	From January 1 to April 24, 2025, the Company made repayments of the long-term loans in a total amount of NT$11,102 million which were classified as non-current liabilities.

(2)
On January 21, 2025, a magnitude 6.4 earthquake occurred in southern Taiwan, causing damage to some work-in-progress
wafers at UMC’s Fab 12A factory in Tainan. As the losses caused by the earthquake will be claimed under UMC’s insurance policy, there is no material impact on UMC’s finances and business.